General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2019
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Employee costs	4,677	5,123	11,628	10,422
Share-based compensation	1,329	1,120	2,515	2,321
Other expenses	4,346	4,929	8,222	8,806
Total	10,352	11,172	22,365	21,549